Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Apr. 16, 2013
Regulatory Assets [Abstract]
Net liabilities	$ (586,925)	$ (378,246)	$ (27,792)